Asset Retirement Obligations	12 Months Ended
Dec. 31, 2025
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations
27. ASSET RETIREMENT OBLIGATIONS
AROs mostly relate to reclamation of land at the thermal, hydro and combustion turbine sites; and the
disposal of polychlorinated biphenyls in transmission and distribution equipment and a pipeline site.
Certain hydro, transmission and distribution assets may have additional
AROs that cannot be measured
as these assets are expected to be used for an indefinite
period and, as a result, a reasonable estimate of
the FV of any related ARO cannot be made.
The change in ARO for the years ended December 31
is as follows:
millions of dollars 2025 2024
Balance, January 1 $
217 $
192
Accretion included in depreciation expense
11
10
Additions
5
11
Revisions in estimated cash flows -
2
Classified as assets held for sale
(1)
(1) (1)
Liabilities settled (2) (2)
Change in FX rate (2)
5
Balance, December 31 $
228 $
217
(1) On August 5, 2024, Emera announced an
agreement to sell NMGC. As a result,
NMGC's assets and liabilities were classified as
held for sale beginning in Q3 2024. For further details
on the pending transaction, refer to note 4.